Other service fees (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Other Service Fees Table [Text Block]
(In thousands)	2011	2010	2009
Debit card fees	$49,459	$100,639	$110,040
Insurance fees	54,390	49,768	50,132
Credit card fees and discounts	49,049	84,786	94,636
Sale and administration of investment products	34,388	37,783	34,134
Mortgage servicing fees, net of fair value adjustments	12,098	24,801	15,086
Trust fees	15,333	14,217	12,455
Processing fees	6,839	45,055	55,005
Other fees	18,164	20,455	22,699
Total other service fees	$239,720	$377,504	$394,187